Intangible Assets, Net (Details) - Schedule Acquisition Cost - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Acquisition Cost [Abstract]
Acquisition cost, beginning balance	$ 1,878,269	$ 433,803
Subsidiaries’ Acquisitions		1,394,424
Additions	5,511	51,045
Disposals
Foreign currency translation		(1,003)
Acquisition cost, ending period	1,883,780	1,878,269
Accumulated amortization, beginning balance	(134,387)	(64,043)
Disposals
Foreign currency translation	(5,450)
Amortization expense	(93,990)	(70,344)
Accumulated amortization, ending period	(233,827)	(134,387)
Brand [Member]
Schedule Acquisition Cost [Abstract]
Acquisition cost, beginning balance	1,102,106	253,000
Subsidiaries’ Acquisitions		840,616
Additions		9,493
Disposals
Foreign currency translation		(1,003)
Acquisition cost, ending period	1,102,106	1,102,106
Customer relationships [Member]
Schedule Acquisition Cost [Abstract]
Acquisition cost, beginning balance	617,808	64,000
Subsidiaries’ Acquisitions		553,808
Additions
Disposals
Foreign currency translation
Acquisition cost, ending period	617,808	617,808
Software [Member]
Schedule Acquisition Cost [Abstract]
Acquisition cost, beginning balance	152,783	111,340
Subsidiaries’ Acquisitions
Additions	5,459	41,443
Disposals
Foreign currency translation
Acquisition cost, ending period	158,242	152,783
Brands and logo rights [Member]
Schedule Acquisition Cost [Abstract]
Acquisition cost, beginning balance	5,572	5,463
Subsidiaries’ Acquisitions
Additions	52	109
Disposals
Foreign currency translation
Acquisition cost, ending period	5,624	5,572
Accumulated impairment [member] | Customer relationships [Member]
Schedule Acquisition Cost [Abstract]
Accumulated amortization, beginning balance	(84,145)	(43,733)
Disposals
Foreign currency translation	(5,450)
Amortization expense	(52,551)	(40,412)
Accumulated amortization, ending period	(142,146)	(84,145)
Accumulated impairment [member] | Software [Member]
Schedule Acquisition Cost [Abstract]
Accumulated amortization, beginning balance	(45,159)	(15,473)
Disposals
Foreign currency translation
Amortization expense	(41,363)	(29,686)
Accumulated amortization, ending period	(86,522)	(45,159)
Accumulated impairment [member] | Brands and logo rights [Member]
Schedule Acquisition Cost [Abstract]
Accumulated amortization, beginning balance	(5,083)	(4,837)
Disposals
Foreign currency translation
Amortization expense	(76)	(246)
Accumulated amortization, ending period	$ (5,159)	$ (5,083)